Consolidated Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable, net consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Trade accounts receivable	$164	$126
Customers, clients and liquidity providers	5,833	4,121
Unbilled receivables	2	72
Deposits	1,242	939
Other receivables	1,250	2,166
Total accounts receivable	8,491	7,424
Less: Allowance for doubtful accounts	(808)	(521)
Total	$7,683	$6,903

Schedule of Other Current Assets	Other current assets consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Prepaid expenses	$2,016	$2,936
Other	152	25
Total	$2,168	$2,961

Schedule of Property, Equipment and Software, Net
Depreciation and amortization are computed using the straight-line method over the following estimated useful lives of assets:

Internal use software	3-7 years
Purchased software	3 years
Assets under finance lease	2-5 years
Office, furniture and equipment	7-10 years
Leasehold improvements	7 years
Other computer and network equipment	3 years
Property, equipment and software, net consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Internal-use software	$1,917	$—
Other computer and network equipment	867	440
Leasehold improvements	276	—
Property, equipment and software, gross	3,060	440
Less: accumulated amortization and depreciation.	(996)	(440)
Total	$2,064	$—

Schedule of Other Assets	Other assets consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$7,946	$9,356
Other	2,456	1,651
Total	$10,402	$11,007

Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Accounts payable	$3,055	$7,639
Payables to clients and customers	6,111	4,707
Accrued expenses	3,317	575
Other	1,777	2,110
Total	$14,260	$15,031

Other Current Liabilities	Other current liabilities consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Current maturities of operating lease liability	3,793	3,508
Other	613	666
Total	$4,406	$4,174

Other Noncurrent Liabilities	Other noncurrent liabilities consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Operating lease liability, noncurrent	$16,104	$19,882
Total	$16,104	$19,882